RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year ended December 31,
	2024	2023	2022
Remuneration to key management and executive directors	6,201	5,033	4,699
Non-executive directors’ fees	984	1,225	958
	7,185	6,258	5,657

Schedule of Transactions Carried Out with Related Parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2024	2023	2022
Expenses
Remuneration expense	4,178	3,731	3,379
Share-based payments	3,007	2,527	2,278
Other expenses	—	—	8
	7,185	6,258	5,665

Schedule of Awards Held by Related Parties
As at December 31, 2024 and 2023, the following share options, RSUs and restricted shares were held by related parties:

	2024	2023
Share options held by key management, executive directors and non-executive directors	4,671,768	4,707,626
RSUs held by key management and executive directors	222,113	—
Restricted shares held by non-executive directors	56,995	33,194